Commitments and contingencies (Narrative) (Details)				1 Months Ended			12 Months Ended
	Oct. 24, 2014 USD ($) claim	Mar. 16, 2009 USD ($)	Feb. 23, 2006 USD ($)	Feb. 29, 2020 aircraft	Oct. 31, 2013 claim	Jul. 31, 2011 USD ($) claim	Dec. 31, 2019 USD ($) aircraft	Jul. 31, 2006 lease	Dec. 31, 1992 aircraft engine	Jan. 01, 1990 aircraft engine Unit
Loss Contingencies [Line Items]
Non-refundable deposits							$ 2,500,000,000
VASP Litigation
Loss Contingencies [Line Items]
Damages suffered			$ 0
Damages awarded	$ 36,900,000	$ 40,000,000
VASP Litigation | Judicial Ruling
Loss Contingencies [Line Items]
Number of judgments | claim	2
VASP Litigation | VASP Litigation English Court
Loss Contingencies [Line Items]
Number of leases that company incurred obligations due to another company's default | lease								7
Claim award for loss of profit plus accrued interest	$ 40,000,000
VASP Litigation | VASP Litigation Irish Court
Loss Contingencies [Line Items]
Number of leases that company incurred obligations due to another company's default | lease								9
Claim award for loss of profit plus accrued interest	$ 24,000,000
VASP Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft									13
Number of leases that company incurred obligations due to another company's default | aircraft									13
VASP Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine									3
Number of leases that company incurred obligations due to another company's default | engine									3
Transbrasil Litigation
Loss Contingencies [Line Items]
Damages suffered						$ 0
Number of actions | claim						3
Aggregate amount due from AerCap						$ 210,000,000
Number of claims dismissed | claim					2
Transbrasil Litigation | Recovery of Attorneys' Fees
Loss Contingencies [Line Items]
Number of actions | claim						1
Transbrasil Litigation | Indemnity Claim
Loss Contingencies [Line Items]
Number of actions | claim						1
Transbrasil Litigation | Statutory Penalties
Loss Contingencies [Line Items]
Number of actions | claim						1
Transbrasil Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft										1
Transbrasil Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine										2
Number of AerCap lessors | Unit										2
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Number of forward orders | aircraft							299
Capital Addition Purchase Commitments | Flight Equipment
Loss Contingencies [Line Items]
Number of forward orders | aircraft							297
Airbus 320 neoFamily Aircraft | Subsequent Event | Capital Addition Purchase Commitments | Flight Equipment
Loss Contingencies [Line Items]
Number of forward orders | aircraft				50